Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($)	1 Months Ended	3 Months Ended
	Jan. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Shareholders Ownership, Percentage		62.00%
Working Capital Deficit		$ (18,100,000)
Net Income (Loss) Attributable to Parent, Total		1,957,095	$ (16,032)
Net Income (Loss) Available to Common Stockholders, Basic, Total		1,797,533	(487,146)
Net Cash Provided by (Used in) Operating Activities, Total		2,025,551	$ (1,494,412)
Cash, Ending Balance		500,000
Restricted Cash and Cash Equivalents, Total		$ 4,900,000
Series B Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage		8.00%
Series B Preferred Stock [Member] | Forecast [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%